Investment in securities - Pledged Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments Owned and Pledged as Collateral [Line Items]
Available-for-sale, amortized cost	$ 2,785,608	$ 2,435,752
Available-for-sale, fair value	2,696,253	2,272,486
Held-to-maturity, amortized cost	2,992,052	3,240,290
Held-to-maturity, fair value	2,566,470	2,671,040
Non-US governments debt securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Available-for-sale, amortized cost	0	93,803
Available-for-sale, fair value	0	93,468
Asset Pledged as Collateral with Right
Financial Instruments Owned and Pledged as Collateral [Line Items]
Available-for-sale, amortized cost	19,184	22,888
Available-for-sale, fair value	18,331	21,062
Held-to-maturity, amortized cost	96,811	95,588
Held-to-maturity, fair value	$ 87,154	$ 84,003